SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Accounts receivable	$ 13,963,453	$ 9,057,741	$ 7,991,037
Allowance for doubtful accounts
Accounts receivable, net	$ 13,963,453	$ 9,057,741	$ 7,991,037